OPERATING INCOME - Dividends and net income on equity investments (Details) - COP ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 29, 2020
Dividends and net income on equity investments
Equity method		$ 136,596	$ 249,231	$ 187,814
Total dividends received, and share of profits of equity method investees		123,325	380,599	294,030
Dividends From Derecognized Investments		490	4,100	950
Fair value through profit or loss
Dividends and net income on equity investments
Dividends and net income on equity investments		650	73,685	54,477
Fair value through other comprehensive income
Dividends and net income on equity investments
Dividends and net income on equity investments		$ 13,567	10,498	13,105
Grupo Agromercantil Holding S.A.
Dividends and net income on equity investments
Percentage of voting equity interests acquired	40.00%	40.00%			40.00%
Joint ventures
Dividends and net income on equity investments
Equity method		$ 13,019	3,078
Associates
Dividends and net income on equity investments
Equity method		123,676	246,153
Internacional Ejecutiva de Aviacion S.A.S.
Dividends and net income on equity investments
Impairment of investments in associates	$ (4,399)
CCFC, Avefarma S.A.S, Glashfarma Tech S.A.S and Panamerican Pharmaceutical Holding Inc
Dividends and net income on equity investments
Gains on disposals of investments		33,253
Arrendamiento Operativo Cib And Fiduper S.A.
Dividends and net income on equity investments
Gains on disposals of investments		35,736
Servicios De Aceptacin S.A.S.
Dividends and net income on equity investments
Gains on disposals of investments		8,927
Profits of equity method investees
Dividends and net income on equity investments
Equity method		136,596	249,231	187,814
Impairment of investments in associates		(4,399)
Dividends and net income on equity investments		14,217	84,183	67,582
Equity investments		(27,795)	71,207	86,399
Gains on sale of investments is subsidiarys and associates			77,916
Others		4,706	(101,938)	(47,765)
Total dividends received, and share of profits of equity method investees		$ 123,325	$ 380,599	$ 294,030